Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets
Schedule of intangible assets

	Completed development technology	Product development in progress	Intellectual property and patents registration	Software	Total
2023	€’000	€’000	€’000	€’000	€’000
Cost
January 1, 2023	2,994	717	1,911	81	5,703
Additions*	2	629	-	109	740
December 31, 2023	2,996	1,346	1,911	190	6,443

Amortisation
January 1, 2023	(330)	-	(3)	(20)	(353)
Amortisation charge	(990)	-	(1)	(23)	(1,014)
December 31, 2023	(1,320)	-	(4)	(43)	(1,367)

Net book value
At December 31, 2023	1,676	1,346	1,907	147	5,076

2022
Cost
January 1, 2022	-	1,918	1,911	23	3,852
Additions*	37	1,733	-	81	1,851
Transfers during the year	2,934	(2,934)	-	-	-
December 31, 2022	2,971	717	1,911	104	5,703

Amortisation
January 1, 2022	-	-	-	(5)	(5)
Amortisation charge	(330)	-	-	(18)	(348)
December 31, 2022	(330)	-	-	(23)	(353)

Net book value
At December 31, 2022	2,641	717	1,911	81	5,350

*	The additions relate to materials acquired during the period for the purpose of developing our HEVO technology.